GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2013 iKang Shanghai Jianwei	Aug. 17, 2012 iKang Shanghai Jianwei	Mar. 31, 2013 iKang Changchun	Nov. 05, 2012 iKang Changchun	Mar. 31, 2013 iKang Guangzhou Wokang	Dec. 03, 2012 iKang Guangzhou Wokang	Mar. 31, 2014 Nanjing Aoyang	Sep. 01, 2013 Nanjing Aoyang	Mar. 31, 2014 Yuanhua	Jul. 31, 2013 Yuanhua	Mar. 31, 2014 Shanghai Jianwei Management	Mar. 31, 2014 Zhejiang Ailikang	Dec. 31, 2013 Zhejiang Ailikang	Mar. 31, 2014 MediFast	Jan. 14, 2014 MediFast
Changes in carrying amounts of goodwill
Gross amount, Beginning balance	$ 43,503	$ 41,103
Gross amount, Addition for the year by acquisition			396		427		1,390		731		15,654		572	1,628		5,332
Gross amount, Exchange difference	(484)	187
Gross amount, Ending balance	66,936	43,503
Accumulated impairment loss, Beginning balance	25,712	25,665
Accumulated impairment loss, Exchange difference	(188)	47
Accumulated impairment loss, Ending balance	25,524	25,712
Goodwill	$ 41,412	$ 17,791		$ 396		$ 427		$ 1,390		$ 731		$ 15,654			$ 1,628		$ 5,332